As filed with the Securities and Exchange Commission on June 4, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78759
(Name and address of agent for service)

513-328-9321
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period:  03/31/2009

Item 1. Reports to Stockholders.

Core Equity Fund

Semi-Annual Report
March 31, 2009

This report is for the shareholders of the Empiric Core Equity Fund.  Its use in connection with any offering of the Company’s shares is authorized only in a case of concurrent or prior delivery of the Company’s current prospectus.  Quasar Distributors, LLC is the Distributor of the Fund.

INVESTMENT MANAGER’S REPORT

Fellow Shareholders:
The Net Asset Value of the Fund’s Class “A” shares on March 31, 2009 was $18.93 per share.  Cumulative returns and annualized returns compared to various indices follow.

	Core Equity	Core Equity		MSCI World
Cumulative Returns	Class A1	Class C2	S&P 500	Net (USD)
Ended 03.31.09%		%	%	%
Last 3 months	-11.04	-11.22	-11.01	-11.92
Last 6 months	-24.63	-24.97	-30.54	-31.10
Last 1 Year	-35.94	-36.45	-38.09	-42.58
Last 3 Years	-31.37	-32.91	-34.28	-35.87
Last 5 Years	-6.47	-	-21.66	-16.33
Last 10 Years	80.54	-	-26.25	-20.24
Since Inception (A)	166.83	-	71.54	43.64
Since Inception (C)		-25.44	-28.20	-27.77

Annualized Returns
Ended 03.31.09
Last 3 Years	-11.79	-12.46	-13.06	-13.77
Last 5 Years	-1.33	-	-4.76	-3.50
Last 10 Years	6.09	-	-3.00	-2.24
Since Inception (A)	7.60	-	4.11	2.74
Since Inception (C)		-8.09	-9.08	-8.93
Gross Expense Ratio	1.68	2.43

Performance data quoted represents past performance which does not guarantee future results.  Investment returns and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.  Current performance may be lower or higher than the performance quoted.  To obtain performance to the most recent month-end, please call 1-800-880-0324, or visit our website at www.EmpiricFunds.com.
_______________

[1]
After the maximum sales charge of 5.75%, the cumulative returns for the last 3-, 6-, 12-months, last 3-, 5-, 10-years, and since inception (class A shares, 11.06.95) would be -16.16%, -28.96%, -39.62%, -35.31%, -11.86%, 70.18%, 151.49%, respectively, while annualized returns for 3-, 5-, 10-years would be -13.51%, -2.49%, 5.46% and 7.12%, respectively.  The returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.  Shaded areas indicate highest relative performance.

[2]
Inception date of Class C shares was 10.07.05.  Class C shares redeemed within 12 months of purchase are subject to a maximum contingent deferred sales charges of 1.00%.  Please see the Share Class Information pages of the Prospectus for more information about the applicable sales charges for each share class.

INVESTMENT MANAGER’S REPORT

The S&P 500 Index dropped 11.01% in the first quarter.  That drop ranks as the fifth-worst first quarter in the S&P’s 80-year history.  But here’s an encouraging fact: the three largest April-to-December gains over 80 years followed three of those worst five quarters.

From the peak on October 12, 2007, investors who have made it this far have lived through the largest bear market in over 70 years.  The peak-to-trough drop in the S&P 500 index has been about 57%, exceeded only by the 86% drop in the Great Depression.  Investors are understandably pessimistic.

Our view is precisely the opposite. We believe this to be the best buying opportunity of the last decade—and, perhaps, there is the potential for it to be the best buying opportunity of a generation.  We have added to our personal investments in the fund.

Everyone likes a bargain, and it’s logical that we change our behavior if presented with a good enough deal.  But strangely, for many people, stocks seem to be the exception.  Many investors, rather than increase their purchases after stocks have been marked down, instead allow their fear to grow as prices decline.  Their reluctance to buy increases because these investors believe the markdowns may only be beginning.

We have no special insight as to what the indices will do tomorrow, or in the next six or twelve months.  It’s possible that stocks could decline further.  But over a reasonable investment period, we know that stocks reflect economic activity and the confidence of investors, both of which we believe are likely to improve substantially.

Since the S&P 500 was devised in 1929, there have been 16 market declines of 20% or more, generally referred to as “bear” markets.  Excluding 1929, the average bear market declined about 33%, so this bear is worse than average.  But don’t forget—the economy and the stock market recovered after every one of the previous bear cycles.

Good buying opportunities happen when investors get overly pessimistic and extrapolate the recent past into the future.  Remember that the press reflects the pessimism of investors.  “Rally Yes; Bottom No” was the headline in Forbes on March 10, 2009.  “Don’t Buy the Chirpy Forecasts” was the Newsweek headline the same week.  With consumer confidence lower today than the points reached in the last six recessions, it should only get better.

INVESTMENT MANAGER’S REPORT

Most importantly, I have never heard of any investor who has market-timed his or her way to riches.  The great investors buy when they see value.  And value we have in abundance right now.  In my 30 years of investing, I have never seen a cheaper market.

I have also never witnessed the Federal Reserve stimulate as actively and aggressively as it has this time.  There is an old Wall Street maxim to “never fight the Fed.”

Bear Stearns failed in February 2008.  On the Monday morning of Bear’s announcement, the Federal Reserve dropped the federal funds rate by 75 basis points (0.75%), a huge drop for a single action.  Historically, monetary policy has taken about six to twelve months before its impact began to be felt in the economy.  Now that it has been more than twelve months since that action, we are at the point where we should begin to see some better news.  And we are seeing tentative signs of economic stabilization:  banks have profits; consumer confidence is up a little; and unemployment claims have stabilized.  Yes, the data are tentative, but that’s typical in the early stages of a recovery.

I’ll give you one last admonition on the markets.  Stocks generally lead the economy by six to nine months, which means that if you wait for the economy to get healthy, you will likely miss a big part of the market’s recovery.

We have found the markets to be especially difficult in the last 18 months, perhaps not too different from trying to navigate a boat in incredibly choppy waters.  Nonetheless, stocks are cheap, and we aim to take advantage of the opportunity.

Our quantitative models indicate stocks with growth characteristics should provide the best mix of higher expected returns and lower expected risk.  Growth characteristics include companies with low debt, above-average returns on capital, and more stable earnings.

The largest industries for the Fund include pharmaceuticals, restaurants, health care services, retail apparel, health care equipment, IT consulting and services, hypermarkets and supercenters, industrial machinery, biotechnology and automotive retail.  We remain well-diversified: pharmaceuticals, our top industry, make up only 7.8% of the portfolio.

In the six months, our largest gains (in dollar terms) were Proshares US Basic Materials and Proshares Ultra Financials, both no longer held.  We also had large gains on Computer Programming and Services, which helps hospitals automate

INVESTMENT MANAGER’S REPORT

their systems; the Buckle—fashion apparel; Wyeth—a takeover target of Pfizer; Affiliated Computer Service—an IT service provider; Aflac—an insurance company; Aeropostale—fashion apparel; Biogen Idec—a biotech company; and, finally, Petmed Express—a mail-order pet pharmaceutical company—all of which we still hold.

Our largest losses for the six-month period were Canadian National Railway, Medtronic—a pacemaker and device company; Encana—a natural gas producer in Canada; Nexen—an oil and gas exploration and production company; Stryker—a hospital equipment company; Satyam Computer—an Indian IT company accused of fraud; Lockheed Martin—aerospace and defense; Suncor Energy—a Canadian oil-sands company; Coca-Cola Femsa—a bottler in Mexico and South America; and Norfolk Southern—a railroad. As of March 31, we had sold all of the companies, with the exception of Satyam Computer and Coca-Cola Femsa.

The Fund currently holds no short-sales, primarily because we believe a significant market upturn is at hand, and it is very difficult to participate in a market upturn by holding stocks short.

Finally, while we don’t know if this is the best buying opportunity of a generation, we do feel that at least it’s a good opportunity.  We believe shareholders should take advantage of the cheap prices driven by other investors’ fear.

We appreciate your patience, your understanding and your decision to invest along with us.

Respectfully submitted,

Mark A. Coffelt, CFA
President, Empiric Funds

For updated investment performance, please visit www.EmpiricFunds.com.  Additionally, shareholders with comments, questions or inputs may contact me at markcoffelt@EmpiricAdvisors.com.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Opinions expressed in this letter are those of the fund manager, are subject to change and are not guaranteed.

INVESTMENT MANAGER’S REPORT

Mutual fund investing involves risk.  Principal loss is possible. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund’s use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When a Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to page 6 for a complete listing of fund holdings.

Current and future portfolio holdings are subject to risk.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI World Index is the Morgan Stanley Capital International World Index which is a market capitalization-weighted benchmark index made up of equities from 23 countries, including the United States.  You cannot invest directly in an index.

Basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Investors must consult their tax advisor or legal counsel for advice and information concerning their particular tax situation. Neither the Fund nor any of its representatives may give legal or tax advice.

The Empiric Funds are distributed by Quasar Distributors, LLC.  (5.09)

Core Equity Fund
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS – 87.32%	Shares	Value
CONSUMER DISCRETIONARY – 17.91%
Apparel Retail – 4.22%
Aeropostale, Inc.*	22,000	$584,320
The Buckle Inc.	13,000	415,090
Ross Stores, Inc.	13,432	481,940
		1,481,350
Apparel, Accessories & Luxury Goods – 2.07%
True Religion Apparel, Inc.*	18,000	212,580
VF Corp.	9,000	513,990
		726,570
Automotive Retail – 2.11%
Advance Auto Parts, Inc.	18,000	739,440
Catalog Retail – 1.71%
PetMed Express, Inc.*	36,500	601,520
Consumer Electronics – 0.41%
Universal Electronics, Inc.*	8,000	144,800
Diversified Commercial Services – 0.69%
ITT Educational Services, Inc.*	2,000	242,840
Footwear – 0.80%
Nike, Inc.	6,000	281,340
General Merchandise Stores – 0.63%
Dollar Tree, Inc.*	5,000	222,750
Restaurants – 4.69%
Buffalo Wild Wings, Inc.*	2,814	102,935
Jack in the Box, Inc.*	24,000	558,960
McDonald’s Corp.	4,000	218,280
Yum! Brands, Inc.	28,000	769,440
		1,649,615

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
CONSUMER DISCRETIONARY (Continued)
Specialty Stores – 0.58%
America’s Car Mart, Inc.*	15,000	$203,850
Total Consumer Discretionary (Cost $5,811,867)		6,294,075
CONSUMER STAPLES – 7.02%
Food Distributors – 0.81%
Spartan Stores, Inc.	18,569	286,148
HyperMarkets & Super Centers – 3.18%
PriceSmart, Inc.	10,000	180,100
Wal-Mart Stores, Inc.	18,000	937,800
		1,117,900
Packaged Foods & Meats – 0.02%
Calavo Growers, Inc.	500	6,010
Personal Products – 0.70%
Medifast, Inc.*	59,000	244,850
Soft Drinks – 2.31%
Coca-Cola Femsa S.A.B. de C.V. – ADR^	23,818	811,241
Total Consumer Staples (Cost $2,615,890)		2,466,149
ENERGY – 1.92%
Oil & Gas Equipment & Services – 0.99%
Bolt Technology Corp.*	17,000	120,870
Boots & Coots International Well Control, Inc.*	181,550	226,938
		347,808
Oil & Gas Exploration & Production – 0.93%
Breitburn Energy Partners LP	100	653
Dorchester Minerals LP	20,000	326,600
		327,253
Total Energy (Cost $861,264)		675,061

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
FINANCIALS – 5.85%
Insurance Brokers – 1.16%
Life Partners Holdings, Inc.	24,000	$409,440
Life & Health Insurance – 2.60%
Aflac, Inc.	27,000	522,720
American Equity Investment Life Holding Co.	94,000	391,040
		913,760
Property & Casualty Insurance – 1.33%
Tower Group, Inc.	19,000	467,970
Thrifts & Mortgage Finance – 0.76%
Berkshire Hills Bancorp, Inc.	11,629	266,537
Total Financials (Cost $2,224,897)		2,057,707
HEALTH CARE – 28.08%
Biotechnology – 3.38%
Biogen Idec, Inc.*	11,000	576,620
Gilead Sciences, Inc.*	10,000	463,200
Kendle International, Inc.*	7,000	146,720
		1,186,540
Health Care Distributors – 2.58%
MWI Veterinary Supply, Inc.*	20,733	590,476
PSS World Medical, Inc.*	22,000	315,700
		906,176
Health Care Equipment – 3.74%
Baxter International, Inc.	17,000	870,740
Daxor Corp.	1,000	15,400
Exactech, Inc.*	10,736	123,357
Varian Medical Systems, Inc.*	10,000	304,400
		1,313,897

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
HEALTH CARE (Continued)
Health Care Facilities – 0.76%
Odyssey HealthCare, Inc.*	8,764	$85,011
US Physical Therapy, Inc.*	18,601	180,057
		265,068
Health Care Services – 4.10%
Bio-Reference Labs, Inc.*	12,280	256,775
Express Scripts, Inc.*	5,000	230,850
Fresenius Med Care AG – ADR^	17,000	657,900
RehabCare Group, Inc.*	17,000	296,480
		1,442,005
Health Care Supplies – 3.39%
Alcon, Inc.^	9,000	818,190
Immucor, Inc.*	9,000	226,350
Matrixx Initiatives, Inc.*	8,900	145,960
		1,190,500
Health Care Technology – 2.09%
Computer Programs & Systems, Inc.	22,100	735,267
Managed Health Care – 0.69%
America Service Group, Inc.*	1,400	18,200
WellCare Health Plans, Inc.*	20,000	225,000
		243,200
Pharmaceuticals – 7.35%
Endo Pharmaceuticals Holdings, Inc.*	14,000	247,520
Forest Laboratories, Inc.*	17,000	373,320
Johnson & Johnson	15,000	789,000
Teva Pharmaceutical Industries, Ltd. – ADR^	6,000	270,300
Wyeth	21,000	903,840
		2,583,980
Total Health Care (Cost $10,422,914)		9,866,633

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
INDUSTRIALS – 9.02%
Aerospace & Defense – 2.04%
Heico Corp.	10,000	$243,000
L-3 Communications Holdings, Inc.	7,000	474,600
		717,600
Construction & Engineering – 0.04%
Baker Michael, Inc.*	500	13,000
Construction & Farm Machinery & Heavy Trucks – 0.79%
Westinghouse Air Brake Technologies Corp.	10,602	279,681
Electrical Components & Equipment – 1.27%
Ametek, Inc.	14,000	437,780
Harbin Electric, Inc.*	1,249	7,681
		445,461
Environmental Services – 0.70%
American Ecology Corp.	13,123	182,935
Team, Inc.*	5,329	62,456
		245,391
Industrial Machinery – 3.60%
Ampco-Pittsburgh Corp.	900	11,934
Axsys Technologies, Inc.*	4,000	168,160
Azz, Inc.*	8,000	211,120
Danaher Corp.	10,000	542,200
Eaton Corp.	9,000	331,740
		1,265,154
Packaged Foods & Meats – 0.33%
M&F Worldwide Corp.*	10,000	117,100
Trading Companies & Distributors – 0.25%
Aceto Corp.	14,590	86,957
Total Industrials (Cost $4,017,985)		3,170,344

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
MATERIALS – 1.43%
Diversified Metals & Mining – 0.96%
Compass Minerals International, Inc.	6,000	$338,220
Steel – 0.47%
Friedman Industries, Inc.	27,200	134,640
Mesabi Trust	4,000	29,640
		164,280
Total Materials (Cost $564,435)		502,500
TECHNOLOGY – 13.25%
Application Software – 1.87%
Blackbaud, Inc.	25,000	290,250
Factset Research Systems, Inc.	6,200	309,938
Netscout Systems, Inc.*	8,000	57,280
		657,468
Broadcasting & Cable TV – 1.28%
DG Fastchannel, Inc.*	24,000	450,480
Communications Equipment – 0.97%
Arris Group, Inc.*	36,000	265,320
Black Box Corp.	3,232	76,307
		341,627
Computer Hardware – 2.23%
International Business Machines Corp.	8,101	784,906
Electronic Equipment Manufacturers – 0.39%
MTS Systems Corp.	6,000	136,500
Internet Software & Services – 1.59%
AsiaInfo Holdings, Inc.*	16,000	269,600
Sohu.com, Inc.*	7,000	289,170
		558,770

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
COMMON STOCKS (Continued)	Shares	Value
TECHNOLOGY (Continued)
IT Consulting & Other Services – 1.90%
Integral Systems, Inc.*	26,000	$223,600
Mantech International Corp. – Class A*	7,000	293,300
Satyam Computer Services Ltd – ADR^	32,000	50,240
TNS, Inc.*	12,100	98,978
		666,118
IT Consulting & Services – 1.80%
Accenture Ltd.^	23,000	632,270
Semiconductors – 1.11%
IXYS Corp.	26,000	209,560
NVE Corp.*	6,273	180,725
		390,285
Wireless Telecommunication Services – 0.11%
EMS Technologies, Inc.*	2,167	37,836
Total Technology (Cost $5,737,689)		4,656,260
UTILITIES – 2.84%
Electric Utilities – 1.16%
Entergy Corp.	6,000	408,540
Gas Utilities – 1.68%
UGI Corp.	25,000	590,250
Total Utilities (Cost $1,104,162)		998,790
TOTAL COMMON STOCKS
(Cost $33,361,103)		30,687,519

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

		Market
PARTNERSHIPS – 1.15%	Shares	Value
Great Northern Iron Ore Properties	1,385	$108,930
Suburban Propane Partners, LP	8,000	292,480
TOTAL PARTNERSHIPS
(Cost $406,258)		401,410

TRUSTS – 0.20%
Dominion Resources Black Warrior Trust	4,734	71,010
TOTAL TRUSTS
(Cost $67,712)		71,010

SHORT-TERM INVESTMENTS – 0.00%

Money Market Fund – 0.00%
Fidelity Institutional Money Market Portfolio	208	208
TOTAL SHORT-TERM INVESTMENTS
(Cost $208)		208
TOTAL INVESTMENTS
(Cost $33,835,281) – 88.67%		31,160,147
Other Assets in Excess of Liabilities – 11.33%		3,982,007
TOTAL NET ASSETS – 100.00%		$35,142,154

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$31,160,147	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$31,160,147	$—

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
ALLOCATION BY SECTOR

As of March 31, 2009 (Unaudited)

Percentages are based upon net assets.

Top 10 Securities*:	Market Value	Top 10 Industries*:	Market Value
Wal-Mart Stores, Inc.	$937,800	Pharmaceuticals	$2,583,980
Wyeth	903,840	Restaurants	1,649,615
Baxter International, Inc.	870,740	Apparel Retail	1,481,350
Alcon, Inc.	818,190	Health Care Services	1,442,005
Coca-Cola Femsa		Health Care
S.A.B. de C.V. – ADR	811,241	Equipment	1,313,897
Johnson & Johnson	789,000	Industrial Machinery	1,265,154
International Business		Health Care
Machines Corp.	784,906	Supplies	1,190,500
Yum! Brands, Inc.	769,440	Biotechnology	1,186,540
Advance Auto Parts, Inc.	739,440	HyperMarkets
Computer Programs		& Super Centers	1,117,900
& Systems, Inc.	735,267	Gas Utilities	998,790
	$8,159,864		$14,229,731

* Excludes Cash and Short-term Investments.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF ASSETS & LIABILITIES

March 31, 2009 (Unaudited)

ASSETS:
Investments, at value (cost of $33,835,281)	$31,160,147
Receivable for securities sold	4,439,806
Receivable for capital shares sold	22,791
Dividends and interest receivable	35,744
Total assets	35,658,488
LIABILITIES:
Payables:
Loan	342,000
Securities purchased	100,062
Fund shares purchased	6,742
Advisory fee	28,607
Administration fee	14,465
Distribution fees	19,895
Custody fees	4,196
Interest expenses	367
Total liabilities	516,334
NET ASSETS	$35,142,154
NET ASSETS CONSIST OF:
Paid in capital	$53,550,152
Undistributed net investment income	55,025
Undistributed net realized loss on investments	(15,787,889)
Net unrealized appreciation (depreciation) on investments	(2,675,134)
NET ASSETS	$35,142,154
Class A:
Net assets applicable to outstanding Class A shares	$33,704,508
Shares issued ($25,000,000 shares of beneficial interest authorized,
$0.0001 par value)	1,780,856
Net asset value and redemption price per share	$18.93
Maximum offering price per share (net asset value divided by 94.25%)	$20.08
Class C:
Net assets applicable to outstanding Class C shares	$1,437,646
Shares issued ($25,000,000 shares of beneficial interest authorized,
$0.0001 par value)	77,277
Net asset value, offering price and redemption price per share*	$18.60

* Redemption price per share is equal to net asset value less any applicable sales charges.

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $9,540)	$391,873
Interest	14,056
Total investment income	405,929
EXPENSES:
Investment advisory fees (Note 3)	197,725
Administration fees (Note 3)	93,258
Distribution fees (Note 3)
Distribution fees – Class A	47,212
Distribution fees – Class C	8,997
Custody fees	2,064
Miscellaneous fees	525
Interest Expense	906
Total expenses	350,687
NET INVESTMENT INCOME	55,242
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(12,574,681)
Securities sold short	690,578
Foreign currency transactions	417
In-kind redemptions (Note 2)	271,275
Net change in unrealized gain (loss) on:
Investments	(665,404)
Securities sold short	(459,844)
Foreign currency transactions	101
Net realized and unrealized gain (loss) on investments	(12,737,558)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,682,316)

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2009	September 30,
	(Unaudited)	2008
OPERATIONS:
Net investment income	$55,242	$212,243
Net realized gain (loss) on:
Investment transactions	(11,883,686)	(3,904,420)
In-kind redemptions	271,275	499,266
Net change in unrealized appreciation
(depreciation) on investments	(1,125,147)	(11,708,157)
Net increase (decrease) in net assets resulting from operations	(12,682,316)	(14,901,068)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A	(205,174)	(455,954)
Class C	—	—
Net realized gains
Class A	—	(13,013,949)
Class C	—	(562,289)
Total distributions	(205,174)	(14,032,192)
CAPITAL SHARE TRANSACTIONS: (a)
Proceeds from shares sold
Class A shares	3,743,072	12,560,299
Class C shares	292,657	631,499
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	191,830	13,069,351
Class C shares	—	558,075
Cost of shares redeemed
Class A shares	(7,338,978)	(18,921,419)
Class C shares	(754,334)	(303,017)
Net increase (decrease) in net assets
from capital share transactions (a)	(3,865,753)	7,594,788
Total increase (decrease) in net assets	(16,753,243)	(21,338,472)
NET ASSETS:
Beginning of period	51,895,397	73,233,869
End of period (includes $55,025 and $204,957 of
undistributed net investment income, respectively)	$35,142,154	$51,895,397

– Continued –

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2009	September 30,
	(Unaudited)	2008
(a) Changes in Shares Outstanding:

Class A
Shares sold	181,801	413,775
Shares reinvested	9,245	383,598
Shares redeemed	(365,323)	(616,134)
Net increase (decrease) in capital shares	(174,277)	181,239
Shares Outstanding:
Beginning of period	1,955,133	1,773,894
End of period	1,780,856	1,955,133
Class C
Shares sold	14,783	20,777
Shares reinvested	—	16,659
Shares redeemed	(39,286)	(10,352)
Net increase (decrease) in capital shares	(24,503)	27,084
Shares Outstanding:
Beginning of period	101,780	74,696
End of period	77,277	101,780

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
Class A

	Six Months
	Ended
	March 31,
	2009		Year Ended September 30,
	(Unaudited)		2008	2007	2006	2005	2004
NET ASSET VALUE –
BEGINNING OF PERIOD	$25.25		$39.64	$33.46	$32.91	$26.30	$19.93

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.04		0.08	0.26	(0.10)	(0.03)	(0.11)
Net realized and unrealized
gain (loss) on investments	(6.25)		(6.83)	7.40	0.65	6.64	6.48
Total from investment operations	(6.21)		(6.75)	7.66	0.55	6.61	6.37

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)		(0.22)	—	—	—	—
Distributions from net realized gains	—		(7.42)	(1.48)	—	—	—
Total distributions	(0.11)		(7.64)	(1.48)	—	—	—

NET ASSET VALUE –
END OF PERIOD	$18.93		$25.25	$39.64	$33.46	$32.91	$26.30

TOTAL RETURN	-24.63%	+	-21.94%	23.63%	1.67%	25.13%	31.96%

RATIOS AND
SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$33,705		$49,372	$70,316	$78,187	$77,603	$40,370
Ratio of operating expenses
to average net assets	1.74%	^	1.67%	1.65%	1.67%	1.68%	1.78%
Ratio of operating expenses excluding
interest expense and dividend payments
on short positions to average net assets	1.74%	^	1.66%	1.64%	1.62%	1.68%	1.78%
Ratio of net investment income
to average net assets	0.31%	^	0.36%	0.64%	(0.28)%	(0.13)%	(0.45)%
Portfolio turnover rate	122%	+	221%	90%	148%	122%	172%

+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period
Class C

	Six Months
	Ended				October 7, 2005
	March 31,		Year Ended		through
	2009		September 30,		September 30,
	(Unaudited)		2008	2007	2006*
NET ASSET VALUE –
BEGINNING OF PERIOD	$24.79		$39.06	$33.22	$31.80

INCOME FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		(0.10)	(0.04)	(0.21)
Net realized and unrealized
gain (loss) on investments	(6.17)		(6.75)	7.36	1.63
Total from investment operations	(6.19)		(6.85)	7.32	1.42

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		(7.42)	(1.48)	—
Total distributions	—		(7.42)	(1.48)	—

NET ASSET VALUE –
END OF PERIOD	$18.60		$24.79	$39.06	$33.22

TOTAL RETURN	-24.97%	+	-22.50%	22.74%	4.47%	+

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (thousands)	$1,438		$2,523	$2,917	$2,954
Ratio of operating expenses
to average net assets	2.49%	^	2.42%	2.40%	2.42%	^
Ratio of operating expenses excluding
interest expenses and dividend payments
on short positions to average net assets	2.49%	^	2.41%	2.39%	2.37%	^
Ratio of net investment income
to average net assets	(0.43)%	^	(0.39)%	(0.11)%	(1.02)%	^
Portfolio turnover rate	122%	+	221%	90%	148%	+

*	Commencement of operations for Class C shares was October 7, 2005.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
STATEMENT OF CASH FLOWS

For the Period Ended March 31, 2009 (Unaudited)

INCREASE (DECREASE) IN CASH --

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(12,682,316)
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(49,248,880)
Proceeds for dispositions of investment securities	46,455,211
Sale of short term investments, net	9,360,154
Increase in receivable for securities sold	(3,434,034)
Decrease in deposits with brokers for short sales	2,645,597
Increase in dividends and interest receivable	(15,369)
Decrease in securities sold short	(2,335,275)
Increase in loan payable	342,000
Increase in payable for securities purchased	67,403
Decrease in accrued management fees	(16,324)
Decrease in accrued administration fees	(4,345)
Decrease in distribution fees	(17,697)
Decrease in custody fees	(345)
Decrease in miscellaneous expenses	(1,479)
Decrease in interest expenses	(420)
Unrealized depreciation on securities	665,404
Net realized loss on investments	12,303,406
Net cash provided by operating activities	4,082,691

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	4,042,903
Payment on shares redeemed	(8,120,631)
Distributions paid in cash	(13,344)
Net cash used in financing activities	(4,091,072)

Net increase in cash	(8,381)

Cash:
Beginning balance	8,381
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein consist
of dividend reinvestment of dividends and distributions	$191,830
Cash paid for interest on loan outstanding	$1,327

The accompanying notes are an integral part of these financial statements.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.	ORGANIZATION

Empiric Funds, Inc. (formerly, Texas Capital Value Funds, Inc.) was incorporated on June 26, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “ ‘40 Act”) as a non-diversified, open-end management investment company.  The Core Equity Fund (formerly, Value & Growth Portfolio) (the “Fund”) is a series of the Empiric Funds, Inc, (the “Corporation”).  The Fund offers Class A and Class C shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund’s Class A shares commenced operations on November 6, 1995.  The Fund’s Class C shares commenced operations on October 7, 2005.  Prior to October 7, 2005, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were re-designated as Class A shares.  The Fund’s investment objective is capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are listed on national securities exchanges or the NASDAQ National Market System are valued as of the close of business of the exchange on each business day which that exchange is open (presently 4:00 pm Eastern time).  Unlisted securities that are not included in such System are valued at the bid prices in the over-the-counter-market.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

b)
Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders.  In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

c)	Security Transactions, Income and Other – Investment and shareowner transactions are recorded on the trade date. Dividend income is recognized on the ex-div

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

idend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are generally allocated to each respective class in proportion to the relative net assets of each class.

d)
Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.  All short-term capital gains are considered ordinary income for tax purposes.  These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. These differences primarily relate to partnership, foreign currency, redemptions in-kind and investments in Passive Foreign Investment Companies with differing book and tax methods for accounting.  For the year ended September 30, 2008, the Fund’s most recent fiscal year end, the Fund increased paid-in capital by $506,326, decreased undistributed net investment loss by $7,407 and increased undistributed net realized gains on investments by $498,919.

In-Kind Redemptions – During the period ended March 31, 2009, the Fund realized $271,275 of net capital gains resulting from an in-kind redemption.  A shareholder exchanged fund shares for securities held by the Fund rather than cash.  Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital.  Such reclassification has no effect on the Fund’s net assets.

e)
Short Sale Transactions – The Fund may not purchase securities on margin or effect short sales, except that the Fund may: (a) obtain short-term credits necessary for the clearance of security transactions; (b) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (c) make short sales “against the box” (i.e., owning an equal amount of the security itself, or of securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the security sold short) or in compliance with the SEC’s positions regarding the asset segregation requirements of Section 18 of the ‘40 Act.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

f)
Foreign Risk – Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Fund may invest in American Depository Receipts (ADRs). ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States.  Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

g)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

h)
Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.  Actual results could differ from those estimates.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

i)
Accounting for Uncertainty in Income Taxes – Effective March 30, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and the state of Maryland.  As of March 31, 2009, open Federal and Maryland tax years include the tax years ended September 30, 2006 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end September 30, 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

j)
Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (FAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  FAS No. 157 applies to fair value measurements already required or permitted by existing standards.  FAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Fund adopted the provisions of FAS 157, effective with the beginning of the Fund’s fiscal year.  FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

k)
Recently Issued Accounting Pronouncements – In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory and Administration Agreements

The Fund has an investment advisory agreement with the Advisor, Empiric Advisors, Inc. (formerly, First Austin Capital Management, Inc.), pursuant to which the Advisor receives a fee, computed daily, at an annual rate of 1.0% of the average daily net assets.  The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administrative costs involved in the day-to-day operations of the Fund.

In addition, the Advisor is acting as the administrator to the Fund.  For this service, the Advisor receives a fee, computed daily based on the average daily net assets at an annual rate of .70% on the first $5 million, .50% on the next $25 million, .28% on the next $70 million, .25% on the next $100 million, and .20% for over $200 million of each series.  The Advisor bears most of the operating expenses of the Fund including legal, audit, printing, and insurance.

Transactions with Empiric Distributors, Inc.

The Advisor owns an interest in Empiric Distributors, Inc. (formerly, Texas Capital, Inc.), a registered broker-dealer.  For the period ended March 31, 2009, the Fund transacted $97,201 in commissions through Empiric Distributors, Inc.  All transactions were at $0.030 per share during the period ended March 31, 2009, or at rates considered competitive with comparable transactions elsewhere.  The Board reviews affiliated transactions quarterly.

Distribution Agreement and Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund contracts with registered broker-dealers and their agents to distribute shares of the Fund.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

to time by the Board of Directors, of up to 0.25% of the average daily net assets for the Fund’s Class A shares. The Fund’s Class C shares allow for up to 1.00% of the average daily net assets.  For the period ended March 31, 2009, the Fund incurred Distribution expenses of $47,212 for the Class A shares and $8,997 for the Class C shares pursuant to the Plan.  The amount of sales charge retained by the distributor was $1,544.

Certain officers and directors of the Fund are also officers and/or directors of the Advisor.

4.	LINE OF CREDIT

The Fund has a $9 million unsecured line of credit with U.S. Bank, N.A., intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings under this arrangement bear interest at the bank’s prime rate.  At March 31, 2009, the Fund had $342,000 outstanding.  Based upon balances outstanding during the year, the weighted average interest rate was 3.26% and the weighted average amount outstanding was $51,033.

5.	PURCHASES AND SALES OF SECURITIES

For the period ending March 31, 2009, the cost of purchases were $49,248,880 and the proceeds from sales of securities, excluding short-term securities, were $46,455,211, for the Fund.

Core Equity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

6.	FEDERAL TAX INFORMATION

As of September 30, 2008, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$52,705,172
Gross unrealized appreciation	$2,392,205
Gross unrealized depreciation	(4,401,935)
Net unrealized appreciation	$(2,009,730)
Net unrealized appreciation on
short sales and foreign currency	$459,743
Undistributed ordinary income	205,174
Undistributed long-term capital gain	—
Total distributable earnings	205,174
Other accumulated gains (losses)	(3,904,420)
Total accumulated earnings (losses)	$(5,249,233)

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to wash sale adjustments.

At September 30, 2008, the Fund’s most recent fiscal year end, the Fund had tax basis capital losses of $494,746, which may be carried over to offset future capital gains and expire on September 30, 2016. The Fund had post-October loss deferrals of $3,409,457 on securities and $217 of loss deferrals on currency as of September 30, 2008.

The tax character for the distributions paid during the period ended March 31, 2009 and September 30, 2008 were as follows:

	March 31, 2009
	(Unaudited)	September 30, 2008
Distributions paid from:
Ordinary Income	$205,174	$1,851,981
Long-Term Capital Gain	$—	$12,180,211

7.	FEDERAL TAX DISTRIBUTION INFORMATION

The Fund has designed 86.53% of the dividends declared from net investment income during the year ended September 30, 2008, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended September 30, 2008, 22.60% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

Core Equity Fund
EXPENSE EXAMPLE

March 31, 2009 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2008 to March 31, 2009.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expenses paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you

Core Equity Fund
EXPENSE EXAMPLE (Continued)

March 31, 2009 (Unaudited)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	10/1/08	3/31/09	10/1/08 – 3/31/09
Core Equity Fund
Actual
Class A	$1,000.00	$753.70	$7.61
Class C	$1,000.00	$750.30	$10.87
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,016.26	$8.75
Class C	$1,000.00	$1,012.52	$12.49

(1)
Expenses are equal to the Class A and Class C fund shares’ annualized expense ratio of 1.74% and 2.49%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

HOW TO OBTAIN A COPY OF THE FUND’S PROXY
VOTING POLICY AND PROXY VOTING RECORDS

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures free of charge, upon request, by calling toll-free 1-800-880-0324 and by accessing the Fund’s Statement of Additional Information on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available free of charge, upon request, by calling 1-800-880-0324 and by accessing the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Empiric Funds, Inc., files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-880-0324. Furthermore, you can obtain the Form N-Q on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Core Equity Fund – A Class
EMCAX
CUSIP #29215M101

Core Equity Fund – C Class
EMCCX
CUSIP #29215M200

Advisor
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX  78730
800-880-0324

Transfer Agent, Accountant, and Custodian
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202
888-839-7424
Call for questions on your account.

Administrator
Empiric Advisors, Inc.
6300 Bridgepoint Parkway, Building 2, Suite 105
Austin, TX  78730
800-880-0324

Distributor
Quasar Distributors LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

Mailing Address
Empiric Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Please send all account related correspondence here.

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title)  /s/Mark A. Coffelt
Mark A. Coffelt, President and Chairman

Date   06/02/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Mark A. Coffelt
Mark A. Coffelt, Principal Executive Officer and
Principal Financial Officer

Date 06/02/09